Concentration of Credit Risks (Tables) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations:

	December 31				June 30
	2017		2016		2018 (unaudited)		2017 (unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	62%	62%	69%	69%
Medicare payment	12%	12%	0%	0%	16%	16%	12%	12%
Insurance payment	32%	32%	0%	0%	22%	22%	19%	19%

IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations at and for the three months ended March 31:

	2018		2017
	(unaudited)		(unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	58%	58%	59%	59%
Medicare payment	19%	19%	19%	19%
Insurance payment	23%	23%	22%	22%

The Company had the following revenue and accounts receivable concentrations at December 31:

	2017		2016
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	57%	57%	52%	52%
Medicare payment	23%	23%	21%	21%
Insurance payment	20%	20%	27%	27%